UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022.
 Date of Report (Date of earliest event reported):

Commission File Number of securitizer:
Central Index Key Number of securitizer:  0001963877

Justin Short (214) 459-6630
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):




Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
 Central Index Key Number of depositor:

GSF 2022-1 ISSUER LLC
Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable)
:  0001963877Central Index Key Number
of underwriter (if applicable):  ___________

Justin Short (214) 459-6630
(Name and telephone number, including area code, of the person to contact in connection with this filing)
US_ACTIVE-171213915.1
INFORMATION TO BE INCLUDED IN THE REPORT
PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1
Representations and Warranties Disclosure
The securitizer has no activity to report.
Explanatory Note:
We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things,
i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer ("Covered Transactions"), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Reportable Information"), (iii) identifying each trustee and servicer for the Covered Transactions
(collectively, "Demand Entities"), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable
Information within their respective possession.
PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
N/A

SIGNATURES
Pursuant to the requirements of the
Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: January 30, 2023 GSF 2022-1 Issuer LLC (Securitizer)